Summary of Significant Accounting Policies - Summary of Exposure to Foreign Currency Risk (Detail)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	€ 109,794,680		€ 44,314,050		€ 45,459,836	€ 76,589,129
Financial Assets at Fair Value through Profit or Loss	287,937,972		20,454,949
Accounts Receivable	83,354,000		15,082,000
Financial Assets from Collaborations	42,870,499		0
Accounts Payable and Accruals	(128,554,203)		(57,041,902)
Financial Liabilities from Collaboration	709,845,620
Currency risk [member] | US [member] | Gross carrying amount [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents | $		$ 76,581,756		$ 17,913,455
Financial Assets at Fair Value through Profit or Loss | $		115,134,211		16,221,808
Other Financial Assets at Amortized Cost | $		57,326,015		41,756,008
Accounts Receivable | $		28,455,909		978,368
Financial Assets from Collaborations | $		42,870,499
Restricted Cash (included in Other Assets, Net of Current Portion) | $		712,891		289,537
Accounts Payable and Accruals | $		(51,436,436)		(4,910,130)
Financial Liabilities from Collaboration | $		(516,505,855)
Tota (Gesamt) | $		$ (246,861,010)		$ 72,249,046
Currency risk [member] | Other Currency [member] | Gross carrying amount [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	0		0
Financial Assets at Fair Value through Profit or Loss	0		0
Other Financial Assets at Amortized Cost	0		0
Accounts Receivable	0		0
Financial Assets from Collaborations	0
Restricted Cash (included in Other Assets, Net of Current Portion)	0		0
Accounts Payable and Accruals	(52,305)		(5,662)
Financial Liabilities from Collaboration	0
Tota (Gesamt)	€ (52,305)		€ (5,662)